STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 95.7%
Brazil – 8.1%
Afya Ltd., Class A
(a)
7,552 118,793
Fleury SA 39,132 133,316
Raia Drogasil SA 46,429 285,717
WEG SA 37,515 316,780
854,606
China – 21.1%
Aier Eye Hospital Group Co. Ltd., Class A 30,076 84,714
By-health Co. Ltd., Class A 69,500 205,775
Contemporary Amperex Technology Co. Ltd., Class A 7,380 245,509
Flat Glass Group Co. Ltd., Class H 13,750 40,815
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 13,497 135,976
Jiangsu Hengrui Medicine Co. Ltd., Class A 30,400 189,629
Medlive Technology Co. Ltd.
(b)
26,625 22,430
NARI Technology Co. Ltd., Class A 80,088 272,535
Pharmaron Beijing Co. Ltd., Class H
(b)
31,185 80,972
Ping An Insurance Group Co. of China Ltd., Class H 19,875 143,349
Shenzhen Inovance Technology Co. Ltd., Class A 28,400 282,182
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 3,200 132,536
StarPower Semiconductor Ltd., Class A 1,600 49,023
Sungrow Power Supply Co. Ltd., Class A 15,500 241,823
Wuhan DR Laser Technology Corp. Ltd., Class A 10,720 88,319
2,215,587
Denmark – 1.7%
Novozymes A/S, Class B 3,514 176,286
France – 2.4%
L'Oreal SA 536 249,406
Germany – 2.9%
Infineon Technologies AG 6,973 306,674
Hong Kong – 4.5%
AIA Group Ltd. 40,050 397,475
Vitasoy International Holdings Ltd. 58,320 77,323
474,798
India – 30.1%
Apollo Hospitals Enterprise Ltd. 2,006 126,177
Bandhan Bank Ltd.
(a)(b)
61,573 167,242
Dr. Lal PathLabs Ltd.
(b)
6,841 193,489
Godrej Consumer Products Ltd.
(a)
21,365 269,099
Havells India Ltd. 8,035 130,325
HDFC Bank Ltd. 29,014 582,476
HDFC Life Insurance Co. Ltd.
(b)
19,705 154,971
Hindustan Unilever Ltd. 8,861 275,886
Info Edge India Ltd. 3,935 219,459

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 95.7% (continued)
India – 30.1% (continued)
Marico Ltd. 47,323 322,520
PB Fintech Ltd.
(a)
14,908 132,597
Sona Blw Precision Forgings Ltd.
(b)
22,722 157,496
Syngene International Ltd.
(b)
12,704 122,964
Tata Consultancy Services Ltd. 7,354 305,918
3,160,619
Indonesia – 3.6%
Bank Rakyat Indonesia (Persero) Tbk PT 1,000,634 374,906
Mexico – 1.4%
Bolsa Mexicana de Valores SAB de CV 67,481 143,062
Netherlands – 2.8%
ASML Holding NV 406 291,142
Philippines – 0.0%
ACEN Corp.
(a)
38,130 3,624
South Africa – 4.6%
Capitec Bank Holdings Ltd. 1,471 147,514
Clicks Group Ltd. 10,965 171,994
Discovery Ltd.
(a)
17,958 158,646
478,154
South Korea – 2.8%
Samsung SDI Co. Ltd. 564 294,245
Taiwan – 8.1%
Chroma ATE, Inc. 12,000 105,389
Delta Electronics, Inc. 16,000 186,085
Taiwan Semiconductor Manufacturing Co. Ltd. 30,750 552,837
844,311
United States – 1.6%
Livent Corp.
(a)
6,690 164,708
Total Investments (cost $10,296,841) 95.7% 10,032,128
Cash and Receivables (Net) 4.3% 449,471
Net Assets 100.0% 10,481,599
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $899,564 or 8.58% of net assets.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable Global Emerging
Markets ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments , interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of July 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At July 31, 2023, accumulated net unrealized depreciation on investments was $264,713, consisting of gross appreciation of $700,725 and gross depreciation of $965,438.
At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,032,128 — — 10,032,128
†
See Statement of Investments for additional detailed categorizations, if any.